Lease liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Summary of Break Down Lease Liabilities Arising from Financing Activities Explanatory
The following table provides a breakdown for lease liabilities.

(€ thousands)	Lease Liabilities
At December 31, 2021	438,052
Interest expense	4,947
Repayment of lease liabilities (including interest expense)	(69,588)
IFRS 16 lease amendment: lease renegotiation	(307)
Additions due to new leases and store renewals	68,745
Decrease of lease liabilities due to store closures	(13,622)
Translation differences	17,260
At June 30, 2022	445,487
of which:
Non-current	341,224
Current	104,263

The following table provides a breakdown for lease liabilities.

(Euro thousands)	2021	2020
At January 1,	407,687	508,153
Interest expense	9,351	10,285
Repayment of lease liabilities (including interest expense)	(109,962)	(100,984)
IFRS 16 lease amendment: lease renegotiation	(12,416)	(24,931)
Additions due to new leases and store renewals	150,648	54,303
Decrease of lease liabilities due to store closures	(16,485)	(14,084)
Reclassifications to liabilities held for sale	—	(83)
Disposition	(11,508)	—
Translation differences	20,737	(24,972)
At December 31,	438,052	407,687
Of which:
Non-current	331,409	314,845
Current	106,643	92,842

Summary of Maturity Analysis of Lease Liabilities Explanatory
The following table summarizes lease liabilities by maturity date:

(€ thousands)	Carrying amount	Year 1	Year 2	Year 3	Year 4	Beyond 4 years
At June 30, 2022	445,487	104,263	93,207	64,822	44,132	139,063
At December 31, 2021	438,052	106,643	92,344	65,610	38,898	134,557

The following table summarizes the lease liabilities by maturity date:

(Euro thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2021	438,052	106,643	92,344	65,610	38,898	134,557
2020	407,687	92,842	79,604	60,281	47,107	127,853